Note 1 - Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2012
Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
	Year ended December 31,
Charterer	2010	2011	2012

Maersk Lines	14.95%	15.73%	11.75%
Klaveness	30.29%	13.59%	10.71%
Sun Express	10.10%	-	-